ACCOUNTS RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consists of the following:

	As of
	December 31, 2025	June 30, 2026
Accounts receivable	$70,502,399	$75,278,185
Accounts receivable, related parties	5,763,509	-
	76,265,908	75,278,185
Less: allowance for expected credit losses	(255,199)	(467,104)
Accounts receivable, net	$76,010,709	$74,811,081

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The following table presents the activities in the allowance for expected credit losses:

	As of
	December 31, 2025	June 30, 2026
Balance at beginning of year/period	$59,124	$255,199
Allowance for expected credit losses	196,075	211,905
Balance at end of year/period	$255,199	$467,104